Other Revenues (Expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Other Revenues (Expenses) [Abstract]
Schedule of other revenues expenses
24.	OTHER REVENUES (EXPENSES)

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Other revenues:
Chartered flights revenue	2,260	1,844	372
Gain on disposal of property, premises and equipment	26	-	-
	2,286	1,844	372
Other expenses:
Aircraft operational cost	(2,168)	(1,883)	(1,260)
Aircraft depreciation expense (see note 13)	(660)	(750)	(632)
Loss on disposal of property, premises and equipment	-	(60)	-
	(2,828)	(2,693)	(1,892)